UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21750

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
(Exact name of registrant as specified in charter)

1800 Avenue of the Stars, Second Floor, Los Angeles, California	90067

(Address of principal executive offices)	(Zip code)
David Shladovsky, Esq.
KA Fund Advisors, LLC, 1800 Avenue of the Stars, Second Floor, Los Angeles, California 90067
(Name and address of agent for service)
Registrant’s telephone number, including area code: (310) 556-2721
Date of fiscal year end: November 30, 2007
Date of reporting period: August 31, 2007

Item 1:  Schedule of Investments
KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS
AUGUST 31, 2007
(amounts in 000’s)
(UNAUDITED)

	No. of
Description	Shares/Units	Value
Long-Term Investments - 137.1%
Equity Investments(a) - 119.0%
United States - 94.6%
MLP(b)(c)- 33.6%
Atlas Energy Resources, LLC	58	$1,885
Atlas Energy Resources, LLC — Unregistered(d)	79	2,304
Atlas Energy Resources, LLC — Class D Units, Unregistered(d)	182	5,154
Atlas Pipeline Partners, L.P.	144	6,686
BreitBurn Energy Partners L.P. — Unregistered(d)	121	3,860
Buckeye Partners, L.P.	36	1,761
Calumet Specialty Products Partners, L.P.	236	11,487
Capital Product Partners L.P.(e)	83	2,402
Constellation Energy Partners LLC — Unregistered(d)	29	1,144
Constellation Energy Partners LLC — Class F Units, Unregistered(d)	36	1,421
Copano Energy, L.L.C.	40	1,544
Crosstex Energy, L.P.	104	3,692
Crosstex Energy, L.P. — Class C Senior Subordinated Units(d)(f)	356	11,948
DCP Midstream Partners, LP	81	3,643
Dorchester Minerals, L.P.	10	210
Eagle Rock Energy Partners, L.P.	55	1,206
Energy Transfer Partners, L.P.	119	6,188
Enterprise Products Partners L.P.(g)	1,519	44,820
Exterran Partners, L.P.	198	6,803
Exterran Partners, L.P. — Unregistered(d)	54	1,814
Ferrellgas Partners, L.P.	31	709
Global Partners LP	129	4,104
Hiland Partners, LP	58	2,916
Holly Energy Partners, L.P.	93	4,220
Inergy, L.P.	168	5,463
K-Sea Transportation Partners L.P.	5	179
Legacy Reserves LP	52	1,205
Magellan Midstream Partners, L.P.	245	10,548
MarkWest Energy Partners, L.P.	25	784
Martin Midstream Partners L.P.	214	8,197
Natural Resource Partners L.P. — Subordinated Units	97	3,200
NuStar Energy L.P.	84	5,256
ONEOK Partners, L.P.	176	11,271
Penn Virginia Resource Partners, L.P.	141	3,914
Plains All American Pipeline, L.P.	1,387	79,795
Regency Energy Partners LP	296	9,463
SemGroup Energy Partners, L.P.(f)	115	3,455
Spectra Energy Partners, LP(f)	12	323
Sunoco Logistics Partners L.P.	116	6,235
Targa Resources Partners LP	62	1,860

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS — (CONTINUED)
AUGUST 31, 2007
(amounts in 000’s)
(UNAUDITED)

	No. of
Description	Shares/Units	Value
MLP(b)(c) - (Continued)
TC PipeLines, LP	313	$11,621
Teekay LNG Partners L.P.	86	2,994
Teekay Offshore Partners L.P.(e)	159	4,672
TEPPCO Partners, L.P.	74	2,983
Williams Partners L.P.	63	2,791

		308,130

MLP Affiliate(c) - 24.6%
Atlas America, Inc.	188	9,566
Atlas Pipeline Holdings, L.P.(h)	12	476
Crosstex Energy, Inc.	779	25,588
Enbridge Energy Management, L.L.C.(i)	705	36,727
Energy Transfer Equity, L.P.(h)	274	10,079
Hiland Holdings GP, LP(h)	72	2,168
Kinder Morgan Management, LLC(i)	2,855	137,452
MarkWest Hydrocarbon, Inc.(g)	63	3,146

		225,202

Marine Transportation - 24.8%
Aries Maritime Transport Limited	1,208	10,410
Arlington Tankers Ltd.	713	17,661
Danaos Corporation	210	7,301
Diana Shipping Inc.	585	15,537
Double Hull Tankers, Inc.	1,401	21,600
Eagle Bulk Shipping Inc.	886	23,345
Euroseas Ltd.	74	1,072
Genco Shipping & Trading Limited	558	31,284
General Maritime Corporation	177	4,582
Nordic American Tanker Shipping Limited	88	3,247
OceanFreight Inc.	520	11,126
Omega Navigation Enterprises, Inc.	871	17,213
Paragon Shipping Inc.(f)	59	928
Quintana Maritime Limited	1,283	22,266
Seaspan Corporation	946	30,378
Ship Finance International Limited	325	9,345

		227,295

Coal - 6.1%
Arch Coal, Inc.	465	13,716
CONSOL Energy Inc.(g)	294	11,717
Foundation Coal Holdings, Inc.(g)	351	11,892
Peabody Energy Corporation	431	18,301

		55,626

Royalty Trust - 5.5%
Cross Timbers Royalty Trust	109	4,451
Hugoton Royalty Trust	417	9,879
MV Oil Trust	583	14,314
Permian Basin Royalty Trust	837	11,530
San Juan Basin Royalty Trust	331	10,555

		50,729

Total United States (Cost $679,536)		866,982

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS — (CONTINUED)
AUGUST 31, 2007
(amounts in 000’s)
(UNAUDITED)

			No. of
Description			Shares/Units	Value
Canada - 24.4%
Royalty Trust - 24.4%
ARC Energy Trust			1,028	$19,853
Baytex Energy Trust			756	13,135
Bonavista Energy Trust			824	21,984
Canetic Resources Trust			1,311	18,249
Crescent Point Energy Trust			1,420	25,749
Enerplus Resources Fund			534	22,493
Fairborne Energy Trust			981	6,549
Focus Energy Trust			587	9,445
Fording Canadian Coal Trust			151	4,931
Harvest Energy Trust			302	7,844
NAL Oil & Gas Trust			809	9,304
Penn West Energy Trust			808	23,277
Peyto Energy Trust			607	9,571
PrimeWest Energy Trust			167	3,422
Progress Energy Trust			759	7,976
Vermilion Energy Trust			329	11,565
Zargon Energy Trust			311	8,160

Total Canada (Cost $235,733)				223,507

Total Equity Investments (Cost $915,269)				1,090,489

	Interest	Maturity	Principal
	Rate	Date	Amount

Fixed Income Investments - 18.1%
United States - 15.5%
Marine Transportation - 2.0%
Navios Maritime Holdings, Inc.	9.500%	12/15/14	$10,500	10,723
Ship Finance International Limited	8.500	12/15/13	7,651	7,766

				18,489

Coal - 2.2%
Alpha Natural Resources, Inc.	10.000	6/01/12	9,825	10,157
Arch Western Finance, LLC	6.750	7/01/13	2,000	1,892
Massey Energy Company	6.625	11/15/10	1,980	1,945
Peabody Energy Corporation(j)	4.750	12/15/66	6,500	6,403

				20,397

Other Energy - 11.3%
Allis-Chalmers Energy Inc.	9.000	1/15/14	8,870	8,826
ATP Oil & Gas Corporation	(k)	4/14/10	11,975	11,855
Carrizo Oil & Gas, Inc.	(l)	7/21/10	19,901	19,752
CDX Funding, LLC	(m)	3/31/13	8,750	8,487

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS — (CONTINUED)
AUGUST 31, 2007
(amounts in 000’s, except option contracts written)
(UNAUDITED)

	Interest	Maturity	Principal
Description	Rate	Date	Amount	Value
Other Energy - (Continued)
Coldren Resources, Inc.	(n)	7/14/11	$4,626	$4,556
Coldren Resources, Inc.	(o)	7/14/11	1,039	1,023
Dresser, Inc.	(p)	5/04/15	2,500	2,375
Dynegy Holdings Inc.	7.750	6/01/19	2,000	1,850
Dynegy Holdings Inc.	7.500	6/01/15	3,000	2,820
Mariner Energy, Inc.	7.500	4/15/13	9,000	8,550
Mariner Energy, Inc.	8.000	5/15/17	5,000	4,737
Petrohawk Energy Corporation	9.125	7/15/13	9,500	9,904
Pioneer Natural Resources Company	5.875	7/15/16	2,500	2,197
SemGroup, L.P.	8.750	11/15/15	1,500	1,444
Targa Resources, Inc.	8.500	11/01/13	15,500	14,880

				103,256

Total United States (Cost $145,262)				142,142

Canada - 2.6%
Royalty Trust - 1.3%
Harvest Operations Corp.	7.875	10/15/11	11,500	11,184

Other Energy - 1.3%
OPTI Canada Inc.	8.250	12/15/14	12,000	12,150

Total Canada (Cost $24,012)				23,334

Total Fixed Income Investments (Cost $169,274)				165,476

Total Long-Term Investments (Cost $1,084,543)				1,255,965

Short-Term Investment - 0.1%
Repurchase Agreement - 0.1%
Bear, Stearns & Co. Inc. (Agreement dated 8/31/2007 to be repurchased at $1,040), collateralized by $1,069 in U.S. Treasury Notes (Cost $1,039)	5.150	9/04/07		1,039

Total Investments-137.2% (Cost $1,085,582)				1,257,004

			No. of
			Contracts

Liabilities
Option Contracts Written(q)
United States
MLP
Enterprise Products Partners L.P., call option expiring 10/20/2007 @ $30.00			660	(73)

Coal
CONSOL Energy Inc., call option expiring 9/16/2007 @ $40.00			500	(82)
Foundation Coal Holdings, Inc., call option expiring 9/22/2007 @ $35.00			500	(40)

				(122)

Total Option Contracts Written (Premiums received $178)				(195)

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS — (CONCLUDED)
AUGUST 31, 2007
(amounts in 000’s)
(UNAUDITED)

Description	Value
Revolving Credit Line	$(47,000)
Unrealized Depreciation on Interest Rate Swap Contracts	(96)
Other Liabilities	(16,960)

Total Liabilities	(64,251)
Unrealized Appreciation on Interest Rate Swap Contracts	1,557
Other Assets	22,091

Total Liabilities in Excess of Other Assets	(40,603)
Preferred Stock at Redemption Value	(300,000)

Net Assets Applicable To Common Stockholders	$916,401

(a)	Unless otherwise noted, equity investments are common units/common shares.

(b)	Unless otherwise noted, securities are treated as a publicly traded partnership for regulated investment company (“RIC”) qualification purposes. To qualify as a RIC for tax purposes, the Fund may directly invest up to 25% of its total assets in equity and debt securities of entities treated as publicly traded partnerships. Although the Fund had 34.2% of its net assets invested in securities treated as publicly traded partnerships at August 31, 2007, the Fund had less than 25% of its total assets invested in these securities. It is the Fund’s intention to be treated as a RIC for tax purposes.

(c)	Includes Limited Liability Companies.

(d)	Fair valued and restricted security.

(e)	Security is not treated as a publicly-traded partnership for RIC qualification purposes.

(f)	Security is currently not paying cash distributions but is expected to pay cash distributions or convert to securities which pay cash distributions within the next 12 months.

(g)	Security or a portion thereof is segregated as collateral on option contracts written or interest rate swap contracts.

(h)	Security is treated as a publicly-traded partnership for RIC qualification purposes.

(i)	Distributions are paid-in-kind.

(j)	Convertible security.

(k)	Floating rate senior secured first lien term loan. Security pays interest at a rate of LIBOR + 350 basis points (8.89% as of August 31, 2007).

(l)	Floating rate senior secured second lien credit facility. Security pays interest at a rate of LIBOR + 475 basis points (10.11% as of August 31, 2007).

(m)	Floating rate senior secured second lien term loan facility. Security pays interest at a rate of LIBOR + 625 basis points (11.57% as of August 31, 2007).

(n)	Floating rate letter of credit facility. Security pays interest at a rate of LIBOR less 12.5 basis points (5.23% as of August 31, 2007).

(o)	Floating rate senior secured first lien term loan. Security pays interest at a rate of LIBOR + 400 basis points (9.36% as of August 31, 2007).

(p)	Floating rate senior secured second lien term loan facility. Security pays interest at a rate of LIBOR + 575 basis points (11.37% as of August 31, 2007).

(q)	Security is non-income producing.
From time to time, certain of the Fund’s investments may be restricted as to resale, particularly private investments that are not registered under the Securities Act of 1933 and cannot, as a result, be offered for public sale for a non-exempt transaction without first being registered. Such restricted investments are valued in accordance with the procedures established by the Board of Directors. The table below shows the number of units held, the acquisition date, aggregate cost and fair value as of August 31, 2007, value per unit of such security, percent of net assets applicable to common stockholders and percent of total assets which the security comprises.

		Type of	Number of	Acquisition			Value Per	Percent of	Percent of
Investment	Security	Restriction	Units	Date	Cost	Fair Value	Unit	Net Assets	Total Assets
Atlas Energy Resources, LLC	Common Units	(1)(2)	79	6/27/07	$2,025	$2,304	$29.00	0.3%	0.2%
Atlas Energy Resources, LLC	Class D Units	(1)(2)	182	6/27/07	4,505	5,154	28.35	0.6	0.4
BreitBurn Energy Partners L.P.	Common Units	(2)	121	5/24/07	3,832	3,860	31.85	0.4	0.3
Constellation Energy Partners LLC	Common Units	(1)(2)	29	8/15/07	1,016	1,144	39.69	0.1	0.1
Constellation Energy Partners LLC	Class F Units	(1)(2)	36	8/15/07	1,255	1,421	39.00	0.1	0.1
Crosstex Energy, L.P.	Class C Senior Subordinated Units	(3)	356	6/29/06	10,000	11,948	33.52	1.3	0.9
Exterran Partners, L.P.	Common Units	(1)(2)	54	7/09/07	1,858	1,814	33.61	0.2	0.2

					$24,491	$27,645		3.0%	2.2%

(1)	Security subject to lock-up agreement.

(2)	Public security that is unregistered.

(3)	No public market exists for Class C Senior Subordinated Units. These units convert to exchange listed Common Units on February 16, 2008.

At August 31, 2007, the cost basis of investments for federal income tax purposes was $1,092,867. At August 31, 2007, gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Gross unrealized appreciation	$198,081
Gross unrealized depreciation	(33,944)

Net unrealized appreciation	$164,137

The identified cost basis for federal tax purposes is estimated based on information available from the Fund’s portfolio companies. In some cases, this information is very limited. Accordingly, the actual cost basis may prove higher or lower than the estimated cost basis included in this footnote.
Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the Fund’s semi-annual report previously filed with the Securities and Exchange Commission on form N-CSR on August 3, 2007 with a file number 811-21750.
Other information regarding the Fund is available in the Fund’s most recent annual report. This information is also available on the Fund’s website at http://www.kaynefunds.com; or on the website of the Securities and Exchange Commission, http://www.sec.gov.
Item 2:   Controls and Procedures
          (a)     As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

          (b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3: Exhibits
1.	The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.
SIGNATURES
          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.

/s/ Kevin S. McCarthy Name: Kevin S. McCarthy
Title: Chairman, President and Chief Executive Officer
Date: October 30, 2007

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Kevin S. McCarthy Name: Kevin S. McCarthy
Title: Chairman, President and Chief Executive Officer
Date: October 30, 2007

/s/ Terry A. Hart Name: Terry A. Hart
Title: Chief Financial Officer and Treasurer
Date: October 30, 2007